Segment information (Narrative) (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	₪ 454,213	₪ 454,094	₪ 395,637
Customer One [Member]
Disclosure of operating segments [line items]
Revenue	₪ 60,701	₪ 64,582